Annual Report October 31, 1998

PROVIDENT INVESTMENT COUNSEL


                    MUTUAL
                    FUNDS



                             Small Cap Growth Fund





                          Provident Investment Counsel
                         Investing in growth since 1951

CONTENTS

3    President's Letter
4    Our Philosophy
5    Performance Update/Portfolio Review
6    Interview with Management
9    Performance Comparison

THE FUND'S

10   Statement of Assets and Liabilities
11   Statement of Operations
12   Statement of Changes in Net Assets
13   Financial Highlights
14   Notes to Financial Statements
17   Independent Auditor's Report

THE PORTFOLIO'S

18   Statement of Net Assets
29   Statement of Operations
30   Statement of Changes in Net Assets
31   Notes to Financial Statements
34   Independent Auditor's Report

Items of Interest


o THE GROWTH STYLE OF INVESTMENT MANAGEMENT appears to have resumed a leadership role. Over the past year, investors have returned their focus to companies with the most visible prospects for growth, and Provident portfolios have been rewarded.


o TECHNOLOGY, RETAIL, AND HEALTH CARE STOCKS have led the Provident Funds' performance during the past year.

Dear Fellow Shareholders,

                         This past year has been a volatile one,  especially for
                    shares of small companies. While we recognize that small company shares experienced some turbulence during 1998, we are confident in the prospects for small companies in the near future.

                         The  volatility  in small  company  shares we have seen
                    recently  is  not   unprecedented,   and  has  created  some
                    compelling valuations relative to other investment categories. In fact, comparison of small stock price to earnings ratios (P/Es) relative to the broad market P/Es as measured by the S&P 500 Index are near levels not seen in 20 years. Investors have begun to recognize these compelling valuations, and we are pleased with the positive returns in late October, November, and December.

                         We are fully  aware  that  volatility  is a normal  and
                    expected  occurrence with bond and stock  investing.  During any period of unusual volatility, our focus is on identifying those companies with the brightest prospects for future growth. This focus and our long-term view have served us well over many years.

                         Please  visit  our web  site  for  market  updates  and
                    portfolio information at www.provnet.com. We appreciate your continued confidence in Provident Investment Counsel and look forward to helping you reach your investment goals.

                    Sincerely,

                    /s/ Douglass B. Allen

                    Douglass B. Allen
                    President, PIC Investment Trust

                    December 10, 1998

Our Philosophy

                    o Focused, fundamental research, properly controlled, adds value.

                    o Sustainable earnings growth is the most important contributor to long-term stock appreciation.

                    o Emphasis on strong financial characteristics ensures focus on growth and quality.

                    o Investment style consistency is critical to superior long-term investment results.

                               [GRAPHIC OMITTED]

Performance Update/Portfolio Review
Small Cap Growth Fund

               TOP 10 STOCK HOLDINGS:

               1.   Dollar Tree Stores                 4.3%
               2.   Apollo Group                       2.6%
               3.   Nova Corp.                         2.3%
               4.   CSG Systems International          2.2%
               5.   Fiserv                             2.1%
               6.   Vitesse Semiconductor              1.6%
               7.   TMP Worldwide                      1.6%
               8.   Renal Care Group                   1.5%
               9.   99 Cents Only Stores               1.4%
               10.  Orthodontic Centers of America     1.4%

               SECTOR  WEIGHTINGS

               Average annualized total
               returns for the period ending 10/31/98:

               1 Year    3 Year    5 year    Since Inception 9/30/93
               -17.85%    2.34%     8.95%              9.15%

                              [PIE CHART OMITTED]

               Healthcare/Medical          18.5%
               Consumer Non-Durables         9.5
               Industrials                  13.8
               Technology                   32.1
               Retail                       10.2
               Other                        15.9

Interview with Provident Managers

What industry sectors performed positively for the various funds' equity holdings?

Small Cap
     o    Retail
     o    Commercial Services
     o    Electronic Technology

          Q With investors today growing weary of all the market volatility we have been experiencing, how is Provident positioned to manage risk?

          A Recent weeks have certainly redefined market volatility. Investors often lose sight of the fact that volatility can be classified two ways--there's good volatility when markets are up in big numbers, and conversely bad volatility when markets are down. In order to mitigate portfolio risk, the Small Cap Fund offers diversification with more than 100 company holdings. Security risk is addressed through the methodology of a disciplined process of stock selection and stock elimination. In addition to our disciplined approach to stock selection, it is also important to note our sell disciplines, disciplines that are integral to our goals of delivering superior investment returns over time and reducing risk. They are categorized both quantitatively and qualitatively.

          Q With Asia and other world issues looming in the background, GDP decreasing, and your commitment to identifying companies with superior earnings growth, how does the prospect of an economic slowdown impact your research process and your future results?

          A First, let us respond by reminding you that PIC has been in this business since 1951 or some 47 years, and we have seen many economic cycles with a variety of catalysts at work. Our research process has historically and will continue to seek to identify those companies with superior earnings regardless of the economic environment. Consistency is a key element to the earnings of the companies we consider for investment. And our research process, bottom up in nature, is arduous enough to force the cream to the top. Regarding Asia and other world issues, toward the end of 1997 and the beginning of this year, we made a conscious effort to domesticate portfolio holdings by focusing on companies that are generating US based growth. We have been the beneficiary of the continued weakness in the Asian economy. This focus and a renewed interest in growth issues by investors has benefited the Fund.

          Q    How sustainable is this move back to growth stocks?

          A We think the move is sustainable for some time, as investors seek comfort in growth companies that have the highest degree of visibility for both sales and earnings growth moving forward. Once again, the largest, most liquid issues that have driven the broad market in the last few years may have difficulty generating continued rapid growth in earnings without sales growth.

          Q How does the recent market volatility affect this shift towards growth?

          A We have seen volatility in our growth portfolios. However, the investment theme of a shift towards growth oriented issues is now more relevant than ever. The general outlook today is calling for a continued gradual decline in corporate profitability of the largest, most liquid company stocks. These are the issues that have driven the broad market the last several years by generating positive earnings surprises with the help of restructuring and "financial engineering." In an uncertain economic environment, investors will be more focused on those issues with the highest visibility of future sales and earnings. That is, as mentioned before, those companies that deliver consistent earnings and sales growth in any economic environment.

          Q What role does economic forecasting play in the investment process at Provident?

          A Economic forecasting plays a minimal role in the stock selection process at Provident. Our Growth portfolios are built one stock at a time.

          Q In today's world of individuals hiring multiple investment managers through individual accounts and retirement plans, the focus on style consistency has increased. What exactly does this mean and why is it important to shareholders?

          A We have always believed that investment style consistency is critical to superior long-term investment results. Individuals are now seeking diversification through multiple managers and need to be assured that an allocation to a growth vehicle is invested in growth stocks rather than simply the type of stocks that may be in favor at any given time.

Provident Investment Counsel       Performance Comparison
Small Cap Growth Fund

================================================================================

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND AND
                         THE RUSSELL 2000 GROWTH INDEX.

                                     Provident
                                    Investment
                                      Counsel
                                     Small Cap      Russell 2000
                                    Growth Fund     Growth Index
                                    -----------     ------------


                    10/01/93         $10,000         $10,000

                    10/31/93          10,172          10,300

                    04/30/94           9,478           9,900

                    10/31/94          10,055          10,200

                    04/30/95          10,514          10,700

                    10/31/95          14,567          12,300

                    04/30/96          18,823          14,900

                    10/31/96          18,067          13,900

                    04/30/97          14,948          12,916

                    10/31/97          19,005          16,879

                    04/30/98          20,959          18,560

                    10/31/98          15,611          14,204


Past performance is not predictive of future performance.

Provident Investment Counsel       Statement of Assets and Liabilities
Small Cap Growth Fund              as of October 31, 1998

================================================================================

ASSETS
--------------------------------------------------------------------------------
Investment in PIC Small Cap Portfolio, at value                    $141,186,023
Receivables:
  Fund shares sold                                                      109,196
  For investments sold in Portfolio                                       1,202
  From Provident Investment Counsel, Inc. (Note 3)                       15,568
--------------------------------------------------------------------------------
Total assets                                                        141,311,989

================================================================================
LIABILITIES
--------------------------------------------------------------------------------
Payables:
  For investments purchased in Portfolio                                109,196
  Fund shares repurchased                                                 1,202
  Deferred Trustees' Compensation (Note 3)                               11,338
Accrued expenses                                                          8,979
--------------------------------------------------------------------------------
Total liabilities                                                       130,715

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 7,788,504 shares of beneficial
      interest outstanding                                         $141,181,274

================================================================================
NET ASSET VALUE PER SHARE                                               $ 18.13
--------------------------------------------------------------------------------

================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                    $161,463,004
Accumulated net investment loss                                         (29,679)
Accumulated net realized loss on investments                        (28,020,080)
Net unrealized appreciation on investments                            7,768,029
--------------------------------------------------------------------------------
Net Assets                                                         $141,181,274
--------------------------------------------------------------------------------

See Notes to Financial Statements.

Provident Investment Counsel       Statement of Operations
Small Cap Growth Fund              Year ended October 31, 1998

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                   $ (938,236)

================================================================================
Expenses
--------------------------------------------------------------------------------
      Administration fees (Note 3)                                      288,287
      Transfer agent's fee                                               14,501
      Trustees' fees                                                      2,001
      Legal fee                                                           7,000
      Audit fee                                                          10,300
      Reports to shareholders                                            10,001
      Custody and accounting services fee                                 6,001
      Registration fee                                                    1,000
      Miscellaneous                                                      14,962
--------------------------------------------------------------------------------
      Total expenses                                                    354,053
      Less, reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)                          (354,053)
--------------------------------------------------------------------------------
         Net expenses                                                         0
================================================================================
Net investment loss                                                    (938,236)

================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
--------------------------------------------------------------------------------

      Net realized loss on investments                              (27,961,289)
      Unrealized appreciation
            of investments                                            3,720,627
--------------------------------------------------------------------------------
Net loss on investments                                             (24,240,662)

================================================================================
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 ($25,178,898)
--------------------------------------------------------------------------------

See Notes to Financial Statements.

Provident Investment Counsel
Small Cap Growth Fund              Statements of Changes in Net Assets

================================================================================
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
                                                      Year             Year
                                                      ended            ended
From operations:                                  Oct. 31, 1998    Oct. 31, 1997
--------------------------------------------------------------------------------
Net investment loss                                 $ (938,236)      $ (808,092)
Net realized gain (loss) on investments            (27,961,289)      74,102,539
Unrealized appreciation
      (depreciation) of investments                  3,720,627      (68,286,326)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
       resulting from operations                   (25,178,898)       5,008,121

================================================================================
Distributions to Shareholders:
From net realized gains                            (11,840,606)      (2,548,960)
================================================================================
Transactions in shares of beneficial interest:
      Purchases of 4,210,252 and 5,598,735
            shares, respectively                    89,693,654      131,997,374
      Reinvestment of 560,104 and 110,728
            shares, respectively                    11,840,607        2,548,960
      Redemptions of 1,364,413 and 9,783,763
            shares, respectively                   (28,852,682)    (227,575,148)
--------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            resulting from share transactions       72,681,579      (93,028,814)

================================================================================
Total increase (decrease) in net assets             35,662,075      (90,569,653)

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                  105,519,199      196,088,852
--------------------------------------------------------------------------------
End of year                                       $141,181,274     $105,519,199
--------------------------------------------------------------------------------

See Notes to Financial Statements.

Provident Investment Counsel
Small Cap Growth Fund              Financial Highlights

====================================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                           Year            Year            Year            Year            Year
                                           ended           ended           ended           ended           ended
                                       Oct. 31, 1998   Oct. 31, 1997   Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994
--------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of year                     $  24.08        $  23.19        $  18.69        $  12.90        $  13.05
--------------------------------------------------------------------------------------------------------------------
Income from investment
   operations:
     Net investment loss                    (0.03)          (0.40)          (0.10)          (0.07)          (0.06)
     Net realized and unrealized
        gain (loss) on investments          (3.99)           1.58            4.60            5.86           (0.09)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations            (4.02)           1.18            4.50            5.79           (0.15)
--------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
     From net realized gains                (1.93)          (0.29)            -0-             -0-             -0-
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year             $  18.13        $  24.08        $  23.19        $  18.69        $  12.90
====================================================================================================================
Total return                               (17.85%)          5.15%          24.08%          44.88%          (1.15%)
====================================================================================================================
Ratios/supplemental data:
Net assets, end of year
   (millions)                            $  141.2        $  105.5        $  196.1        $  130.3        $   84.3
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: +**
     Expenses                                1.00%           1.00%           1.00%           1.00%           1.00%
     Net investment loss                    (0.67%)         (0.48%)          (.60%)          (.51%)          (.49%)


+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from PIC Small Cap Portfolio. If the expense reimbursements and waivers, with respect to the Fund and PIC Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.26%, 1.25%, 1.25%, 1.34%, and 1.47%, respectively.

See Notes to Financial Statements.

Provident Investment Counsel       Notes to Financial Statements
Small Cap Growth Fund              October 31, 1998

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      Provident Investment Counsel Small Cap Growth Fund (the "Fund") (formerly P*I*C Small Cap Growth Fund) is one of several series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate, registered management investment company having the same investment objective as the Fund. At October 31, 1998, the Fund owned 81.30% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and

Provident Investment Counsel       Notes to Financial Statements,
Small Cap Growth Fund              continued

================================================================================
      liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $278,286 for the year ended October 31, 1998. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the year ended October 31, 1998 was $75,767. ICA receives an annual fee for its services at the rate of $10,000.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of ICA.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

Provident Investment Counsel       Notes to Financial Statements,
Small Cap Growth Fund              continued

================================================================================
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the Fund's investment in the Portfolio aggregated $89,767,687 and $28,940,868, respectively.

      At October 31, 1998, the Fund had tax basis capital losses of $27,600,000 which may be carried over to offset future capital gains. Such losses expire October 31, 2006.

Provident Investment Counsel
Small Cap Growth Fund              Independent Auditor's Report

================================================================================
To the Board of Trustees of
     P*I*C Investment Trust
     and the Shareholders of
     Provident Investment Counsel Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of Provident Investment Counsel Small Cap Growth Fund (a series of P*I*C Investment Trust) as of October 31, 1998, the related statement of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Provident Investment Counsel Small Cap Growth Fund as of October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                                     McGladrey & Pullen, LLP

New York, New York
December 3, 1998

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES - 94.8%                      Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Advertising - 2.2%
-------------------------------------------------------------------------------------
Lamar Advertising Company, Class A*            31,600    $   986,513        0.6%
TMP Worldwide Inc.*                            94,020      2,820,600        1.6%
-------------------------------------------------------------------------------------
         Total Advertising                                 3,807,113        2.2%
=====================================================================================
Aerospace - 0.5%
-------------------------------------------------------------------------------------
Orbital Sciences Corporation*                  16,500        544,500        0.3%
TriStar Aerospace Co.*                         25,000        256,250        0.2%
-------------------------------------------------------------------------------------
         Total Aerospace                                     800,750        0.5%
=====================================================================================
Airlines - 0.3%
-------------------------------------------------------------------------------------
Ryanair Holdings plc ADR*                      19,670        577,806        0.3%
=====================================================================================
Alcoholic Beverages - 0.6%
-------------------------------------------------------------------------------------
Beringer Wine Estates Holdings, Inc.*          21,300        966,487        0.6%
=====================================================================================
Apparel - 0.7%
-------------------------------------------------------------------------------------
Novel Denim Holdings Limited*                  76,940      1,173,335        0.7%
=====================================================================================
Auto Parts: O.E.M. - 0.9%
-------------------------------------------------------------------------------------
Gentex Corporation*                           101,000      1,483,438        0.9%
=====================================================================================
Automotive Aftermarket - 0.4%
-------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc.*          36,770        687,139        0.4%
=====================================================================================
Biotechnology - 1.5%
-------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                      22,300        508,719        0.3%
Incyte Pharmaceuticals, Inc.*                  14,600        445,300        0.3%
MedImmune, Inc.*                               24,500      1,647,625        0.9%
-------------------------------------------------------------------------------------
         Total Biotechnology                               2,601,644        1.5%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Broadcasting - 1.0%
-------------------------------------------------------------------------------------
Citadel Communications Corporation*            25,200  $     516,600        0.3%
Heftel Broadcast*                              30,300      1,246,088        0.7%
-------------------------------------------------------------------------------------
         Total Broadcasting                                1,762,688        1.0%
=====================================================================================
Clothing/Shoe/Accessory Stores - 1.1%
-------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                        7,440        295,275        0.2%
Just For Feet, Inc.*                           15,800        267,613        0.2%
Pacific Sunwear of California, Inc.*           59,225      1,280,741        0.7%
-------------------------------------------------------------------------------------
         Total Clothing/Shoe/Accessory Stores              1,843,629        1.1%
=====================================================================================
Computer Software - 11.1%
-------------------------------------------------------------------------------------
Avant! Corporation*                            10,000        170,625        0.1%
AXENT Technologies,  Inc.*                     80,430      2,020,804        1.2%
Business Objects S.A. ADR*                    110,500      1,857,781        1.1%
Check Point Software Technologies Ltd. *       74,700      1,699,425        1.0%
Documentum, Inc.*                              14,700        499,800        0.3%
HNC Software Inc.*                             37,560      1,262,955        0.7%
Legato Systems, Inc.*                          16,100        629,913        0.4%
Mercury Interactive Corporation*               41,000      1,701,500        1.0%
National Instruments Corporation*              23,000        629,625        0.4%
New Era of Networks, Inc.*                      5,000        233,473        0.1%
Peregrine Systems, Inc.*                       47,500      1,656,563        0.9%
RWD Technologies, Inc.*                        27,460        518,308        0.3%
Saville Systems PLC ADR*                       37,600        634,500        0.4%
Siebel Systems, Inc.*                          33,440        683,430        0.4%
Software AG Systems, Inc.*                     64,970        974,550        0.6%
Transaction Systems Architects, Inc., Class A* 41,310      1,491,032        0.8%
TSI International Software Ltd.*               12,300        385,913        0.2%
VERITAS Software Corporation*                  19,050        954,881        0.5%
Wind River Systems, Inc.*                      27,870      1,221,054        0.7%
-------------------------------------------------------------------------------------
         Total Computer Software                          19,226,132       11.1%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Discount Stores - 5.8%
-------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                     195,580   $  7,542,054        4.3%
Fred's, Inc.                                   15,900        207,694        0.1%
99 CENTS Only Stores*                          52,000      2,405,000        1.4%
-------------------------------------------------------------------------------------
         Total Discount Stores                            10,154,748        5.8%
=====================================================================================
Diversified Commercial Services - 11.1%
-------------------------------------------------------------------------------------
ABACUS Direct Corporation*                      8,400        409,500        0.2%
Iron Mountain Incorporated*                    25,350        774,759        0.5%
Lason, Inc.*                                   40,680      2,227,230        1.3%
Modis Professional Services, Inc.*             23,538        414,857        0.2%
NCO Group, Inc.*                               56,235      1,771,403        1.0%
Nova Corporation*                             138,736      4,006,002        2.3%
On Assignment, Inc.*                           40,500      1,377,000        0.8%
Personnel Group of America, Inc.*              78,280      1,213,340        0.7%
Romac International, Inc.*                     65,190      1,140,825        0.7%
StaffMark, Inc.*                               34,310        602,569        0.3%
Sylvan Learning Systems, Inc.*                 69,450      2,144,269        1.2%
The Profit Recovery Group
   International, Inc.*                        74,100      2,273,944        1.3%
Wackenhut Corrections Corporation*             39,400        967,762        0.6%
-------------------------------------------------------------------------------------
         Total Diversified Commercial Services            19,323,460       11.1%
=====================================================================================
Diversified Electronic Products - 0.6%
-------------------------------------------------------------------------------------
NICE Systems Ltd. ADR*                         20,800        395,200        0.2%
Uniphase Corporation*                          14,500        717,750        0.4%
-------------------------------------------------------------------------------------
         Total Diversified Electronic Products             1,112,950        0.6%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
EDP Peripherals - 1.9%
-------------------------------------------------------------------------------------
Electronics for Imaging, Inc.*                 89,700   $  2,158,406        1.3%
National Computer Systems, Inc.                 8,300        232,400        0.1%
Pinnacle Systems, Inc.*                        15,000        510,000        0.3%
Premisys Communications, Inc.*                 35,000        369,688        0.2%
-------------------------------------------------------------------------------------
         Total EDP Peripherals                             3,270,494        1.9%
=====================================================================================
EDP Services - 7.2%
-------------------------------------------------------------------------------------
BEA Systems, Inc.*                             20,000        391,875        0.2%
CSG Systems International, Inc.*               69,838      3,806,171        2.2%
ECsoft Group plc ADR*                           6,000        132,000        0.1%
Fiserv, Inc.*                                  78,950      3,671,175        2.1%
Forrester Research, Inc.*                      28,420        916,545        0.5%
Intelligroup, Inc.*                            30,150        520,088        0.3%
International Network Services*                17,950        762,875        0.4%
Pegasus Systems, Inc.*                         60,300      1,047,713        0.6%
Policy Management Systems Corporation*         18,600        845,138        0.5%
The BISYS Group, Inc.*                         10,500        459,375        0.3%
-------------------------------------------------------------------------------------
         Total EDP Services                               12,552,955        7.2%
=====================================================================================
Electronic Components - 1.0%
-------------------------------------------------------------------------------------
DSP Communications, Inc.*                      48,000        471,000        0.3%
Sanmina Corporation*                           28,400      1,164,400        0.7%
-------------------------------------------------------------------------------------
         Total Electronic Components                       1,635,400        1.0%
=====================================================================================
Engineering and Construction - 0.4%
-------------------------------------------------------------------------------------
Dycom Industries, Inc.*                        20,000        701,250        0.4%
=====================================================================================
Environmental Services - 1.6%
-------------------------------------------------------------------------------------
Allied Waste Industries, Inc.*                 31,774        687,113        0.4%
Casella Waste Systems, Inc., Class A*          45,370      1,338,415        0.8%
U S Liquids Inc.*                              46,700        706,337        0.4%
-------------------------------------------------------------------------------------
         Total Environmental Services                      2,731,865        1.6%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Finance Companies - 0.9%
-------------------------------------------------------------------------------------
HealthCare Financial Partners, Inc.*           43,900     $1,344,437        0.8%
Metris Companies Inc.                           5,200        170,950        0.1%
-------------------------------------------------------------------------------------
         Total Finance Companies                           1,515,387        0.9%
=====================================================================================
Generic Drugs - 0.2%
-------------------------------------------------------------------------------------
Alpharma Inc., Class A                         13,000        359,937        0.2%
=====================================================================================
Homebuilding - 1.5%
-------------------------------------------------------------------------------------
Fairfield Communities, Inc.*                  145,020      1,423,009        0.8%
Palm Harbor Homes, Inc.*                       46,048      1,162,712        0.7%
-------------------------------------------------------------------------------------
         Total Homebuilding                                2,585,721        1.5%
=====================================================================================
Hospital/Nursing Management - 0.6%
-------------------------------------------------------------------------------------
Province Healthcare Company*                   37,500        979,687        0.6%
=====================================================================================
Insurance Brokers/Services - 0.9%
-------------------------------------------------------------------------------------
Clark/Bardes Holdings, Inc.*                   30,500        305,000        0.2%
Mutual Risk Management Ltd.                    34,900      1,180,056        0.7%
-------------------------------------------------------------------------------------
         Total Insurance Brokers/Services                  1,485,056        0.9%
=====================================================================================
Life Insurance - 0.1%
-------------------------------------------------------------------------------------
Annuity and Life Re (Holdings), Ltd.            8,000        187,000        0.1%
=====================================================================================
Major Pharmaceuticals - 0.6%
-------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc*               46,300      1,007,025        0.6%
=====================================================================================
Medical Electronics - 0.5%
-------------------------------------------------------------------------------------
ADAC Laboratories                               5,000        148,125        0.1%
VISX, Incorporated*                            13,000        651,625        0.4%
-------------------------------------------------------------------------------------
         Total Medical Electronics                           799,750        0.5%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Medical Specialties - 2.0%
-------------------------------------------------------------------------------------
Atrix Laboratories, Inc.*                      56,440    $   571,455        0.3%
K-V  Pharmaceutical  Company, Class A*         15,500        350,688        0.2%
MiniMed Inc.*                                   6,540        362,970        0.2%
Ocular Sciences, Inc.*                         26,480        665,310        0.4%
ResMed Inc.*                                    4,000        204,000        0.1%
Safeskin Corporation*                          43,800        969,075        0.6%
Xomed Surgical Products, Inc.*                  7,700        346,019        0.2%
-------------------------------------------------------------------------------------
         Total Medical Specialties                         3,469,517        2.0%
=====================================================================================
Medical/Dental Distributors - 1.0%
-------------------------------------------------------------------------------------
Henry Schein, Inc.*                            47,070      1,821,021        1.0%
=====================================================================================
Medical/Nursing Services - 4.6%
-------------------------------------------------------------------------------------
AmSurg Corp., Class A*                         55,400        367,025        0.2%
Laser Vision Centers, Inc.*                    43,900        471,925        0.2%
Orthodontic Centers of America, Inc.*         126,940      2,403,926        1.4%
Renal Care Group, Inc.*                        89,445      2,605,086        1.5%
Total Renal Care Holdings, Inc.*               90,463      2,216,343        1.3%
-------------------------------------------------------------------------------------
         Total Medical/Nursing Services                    8,064,305        4.6%
=====================================================================================
Miscellaneous Electronic Technology - 0.9%
-------------------------------------------------------------------------------------
Applied Micro Circuits Corporation*            37,800        907,200        0.5%
DSET Corporation*                              20,000        250,000        0.2%
TranSwitch Corporation*                        16,200        394,875        0.2%
-------------------------------------------------------------------------------------
         Total Miscellaneous Electronic Technology         1,552,075        0.9%
=====================================================================================
Miscellaneous Health Services - 2.8%
-------------------------------------------------------------------------------------
Alternative Living Services, Inc.*             68,600      1,792,175        1.0%
Assisted Living Concepts, Inc.*                45,390        612,765        0.3%
CareMatrix Corporation*                        68,750      1,692,969        1.0%
Sunrise Assisted Living, Inc.*                 19,900        856,944        0.5%
-------------------------------------------------------------------------------------
         Total Miscellaneous Health Services               4,954,853        2.8%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Miscellaneous Technology Services - 1.3%
-------------------------------------------------------------------------------------
EarthLink Network, Inc.*                       15,800    $   608,300        0.4%
EBay Inc.*                                      2,300        191,187        0.1%
Lycos, Inc.*                                   24,900      1,011,562        0.6%
Verio Inc.*                                    26,400        366,300        0.2%
-------------------------------------------------------------------------------------
         Total Miscellaneous Technology Services           2,177,349        1.3%
=====================================================================================
Movies/Entertainment - 0.4%
-------------------------------------------------------------------------------------
International Speedway Corporation, Class A    24,900        768,787        0.4%
=====================================================================================
Oilfield Services/Equipment - 0.2%
-------------------------------------------------------------------------------------
Friede Goldman International Inc.*             20,000        335,000        0.2%
=====================================================================================
Other Consumer Services - 2.9%
-------------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                  141,161      4,534,797        2.6%
Steiner Leisure Limited*                       21,300        519,187        0.3%
-------------------------------------------------------------------------------------
         Total Other Consumer Services                     5,053,984        2.9%
=====================================================================================
Other Pharmaceuticals - 1.1%
-------------------------------------------------------------------------------------
Medicis Pharmaceutical Corporation,            39,400      1,974,925        1.1%
Class A*
=====================================================================================
Other Specialty Stores - 2.6%
-------------------------------------------------------------------------------------
Central Garden & Pet Company, Class A*         50,820      1,003,695        0.6%
Guitar Center, Inc.*                           76,280      1,306,295        0.8%
O'Reilly Automotive, Inc.*                     20,900        817,712        0.4%
Hibbet Sport Goods Inc.*                       49,780      1,347,171        0.8%
-------------------------------------------------------------------------------------
         Total Other Specialty Stores                      4,474,873        2.6%
=====================================================================================
Other Telephone/Communications - 0.8%
-------------------------------------------------------------------------------------
McLeodUSA Incorporated, Class A*               31,300      1,144,406        0.7%
Pacific Gateway Exchange, Inc.*                 9,000        259,875        0.1%
-------------------------------------------------------------------------------------
         Total Other Telephone/Communications              1,404,281        0.8%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Printing/Forms - 1.1%
-------------------------------------------------------------------------------------
Consolidated Graphics, Inc.*                   40,100     $1,902,244        1.1%
=====================================================================================
Real Estate - 0.4%
-------------------------------------------------------------------------------------
LaSalle Partners Incorporated*                 26,680        780,390        0.4%
=====================================================================================
Rental/Leasing Companies - 1.4%
-------------------------------------------------------------------------------------
Financial Federal Corporation*                 27,500        641,094        0.3%
Rental Service Corporation*                     3,000         65,250        0.1%
United Rentals, Inc.*                          67,100      1,803,312        1.0%
-------------------------------------------------------------------------------------
         Total Rental/Leasing Companies                    2,509,656        1.4%
=====================================================================================
Restaurants - 0.7%
-------------------------------------------------------------------------------------
Dave & Buster's, Inc.*                         38,780        727,125        0.4%
Starbucks Corporation*                         12,480        541,320        0.3%
-------------------------------------------------------------------------------------
         Total Restaurants                                 1,268,445        0.7%
=====================================================================================
Semiconductors - 3.5%
-------------------------------------------------------------------------------------
Level One Communications, Incorporated*        25,565        672,679        0.4%
MIPS Technologies, Inc.*                       48,200      1,114,625        0.6%
PMC-Sierra, Inc.*                              33,230      1,491,196        0.9%
Vitesse Semiconductor Corporation*             88,480      2,853,480        1.6%
-------------------------------------------------------------------------------------
         Total Semiconductors                              6,131,980        3.5%
=====================================================================================
Services to the Health Industry - 8.6%
-------------------------------------------------------------------------------------
Access Health, Inc.*                           65,640      2,354,835        1.4%
Cerner Corporation*                           106,690      2,387,189        1.4%
Covance Inc.*                                  19,000        529,625        0.3%
Medical Manager Corporation*                   52,000      1,293,500        0.7%
MedQuist Inc.*                                 30,400        818,900        0.5%
Omnicare, Inc.*                                44,470      1,536,994        0.9%
PAREXEL International Corporation*             23,110        509,864        0.3%
Pharmaceutical Product Development, Inc.*      22,400        604,800        0.3%
Professional Detailing, Inc.*                  16,000        374,000        0.2%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, continued                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Services to the Health Industry, continued
-------------------------------------------------------------------------------------
QuadraMed Corporation*                         58,000 $    1,189,000        0.7%
Quintiles Transnational Corp.*                 51,440      2,327,660        1.3%
Sabratek Corporation*                           9,000        270,000        0.2%
Superior Consultant Holdings Corporation*      18,340        678,580        0.4%
-------------------------------------------------------------------------------------
         Total Services to the Health Industry            14,874,947        8.6%
=====================================================================================
Smaller Banks - 1.0%
-------------------------------------------------------------------------------------
Hamilton Bancorp Inc.*                         62,930      1,730,575        1.0%
=====================================================================================
Specialty Foods/Candy - 0.4%
-------------------------------------------------------------------------------------
Rexall Sundown, Inc.*                          42,470        761,806        0.4%
=====================================================================================
Specialty Insurers - 0.5%
-------------------------------------------------------------------------------------
CMAC Investment Corporation                    11,800        494,125        0.3%
Enhance Financial Services Group Inc.          12,560        308,505        0.2%
-------------------------------------------------------------------------------------
         Total Specialty Insurers                            802,630        0.5%
=====================================================================================
Telecommunications Equipment - 0.6%
-------------------------------------------------------------------------------------
Aspect Telecommunications Corporation*         36,700        555,087        0.3%
Gilat Satellite Networks, Ltd.*                11,100        516,150        0.3%
-------------------------------------------------------------------------------------
         Total Telecommunications Equipment                1,071,237        0.6%
=====================================================================================
Trucking - 0.4%
-------------------------------------------------------------------------------------
United Road Services, Inc.*                    39,400        630,400        0.4%
=====================================================================================
Wholesale Distributors - 0.4%
-------------------------------------------------------------------------------------
Pentacon, Inc.*                                17,200         88,150        0.1%
School Specialty, Inc.*                        38,900        612,675        0.3%
-------------------------------------------------------------------------------------
         Total Wholesale Distributors                        700,825        0.4%
-------------------------------------------------------------------------------------
         Total Equity Securities (Cost $154,720,740)     164,548,951       94.8%

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

=====================================================================================
                                            Principal                  Percentage of
FIXED INCOME SECURITIES - 8.6%                Amount         Value       Net Assets
-------------------------------------------------------------------------------------
Short-Term Investments - 8.6%
-------------------------------------------------------------------------------------
Ford Motor Credit Company,
   5.09151%, 11/20/98                       $9,000,000    $9,000,000        5.2%
General Motors Acceptance Corporation,
   5.162%, 11/12/98                          6,000,000     6,000,000        3.4%
-------------------------------------------------------------------------------------
         Total Short-Term Investments (Cost $15,000,000)  15,000,000        8.6%
=====================================================================================
MONEY MARKET FUNDS - 0.2%                    Shares           Value
-------------------------------------------------------------------------------------
Temporary Investment Fund Inc.-Temp Fund     197,644         197,644        0.1%
Temporary Investment Fund Inc.-Temp Cash     197,644         197,644        0.1%
-------------------------------------------------------------------------------------
         Total Money Market Funds (Cost $395,288)            395,288        0.2%
-------------------------------------------------------------------------------------
         Total Investments (Cost $170,116,028)           179,944,239      103.6%
=====================================================================================
OTHER ASSETS - 1.3%
-------------------------------------------------------------------------------------
Receivables:
   Investment securities sold                              2,141,155
   Shares of beneficial interest sold                        116,169
   Interest                                                   41,852
Prepaid insurance                                              4,187
Other assets                                                  13,254
-------------------------------------------------------------------------------------
         Total other assets                                2,316,617        1.3%
=====================================================================================
TOTAL ASSETS                                            $182,260,856      104.9%
-------------------------------------------------------------------------------------

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Net Assets
PORTFOLIO                     as of October 31, 1998

================================================================================
                                                                   Percentage of
LIABILITIES - (4.9%)                                   Value        Net Assets
--------------------------------------------------------------------------------
Payables:
   Investment securities purchased              $   8,379,119
   Shares of beneficial interest redeemed              40,845
   To Advisor (Note 3)                                107,018
   Deferred Trustees compensation (Note 3)             22,560
Accrued expenses                                       57,675
--------------------------------------------------------------------------------
         Total liabilities                          8,607,217          (4.9%)
================================================================================
TOTAL NET ASSETS - 100.0%                        $173,653,639         100.0%
--------------------------------------------------------------------------------

*Non-income producing security.

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statement of Operations
PORTFOLIO                     Year ended October 31, 1998

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
      Dividends                                                        $ 96,942
      Interest                                                          478,730
--------------------------------------------------------------------------------
      Total income                                                      575,672
================================================================================
Expenses:
--------------------------------------------------------------------------------
      Investment advisory fee (Note 3)                                1,418,731
      Administration fees (Note 3)                                      177,341
      Accounting services fee                                            77,268
      Custodian fee                                                      61,054
      Audit fee                                                          18,502
      Trustees' fees                                                      5,100
      Insurance                                                           5,812
      Legal fee                                                          12,795
      Amortization of organization costs                                 10,001
      Miscellaneous                                                      10,829
--------------------------------------------------------------------------------
      Total expenses                                                  1,797,433
      Less, reimbursement/waiver by Advisor (Note 3)                    (24,020)
--------------------------------------------------------------------------------
      Net expenses                                                    1,773,413

================================================================================
Net investment loss                                                  (1,197,741)

================================================================================
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized loss on investments                              (30,872,647)
      Unrealized depreciation
            of investments                                             (283,036)
--------------------------------------------------------------------------------
Net loss on investments                                             (31,155,683)

================================================================================
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                    ($32,353,424)
--------------------------------------------------------------------------------

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Statements of Changes in Net Assets
PORTFOLIO

===================================================================================
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------
                                                     Year              Year
                                                     ended             ended
From operations:                               October 31, 1998    October 31, 1997
-----------------------------------------------------------------------------------
      Net investment loss                       $   (1,197,741)       $ (934,925)
      Net realized gain (loss)
            on investments                         (30,872,647)       72,084,822
      Unrealized depreciation
            on investments                            (283,036)      (62,640,291)
-----------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            resulting from operations              (32,353,424)        8,509,606

===================================================================================
Transactions in interest:
      Contributions by Holders                     123,809,971       164,160,467
      Withdrawals by Holders                       (57,458,705)     (234,314,952)
-----------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from transactions in interests          66,351,266       (70,154,485)

===================================================================================
Total increase (decrease) in net assets             33,997,842       (61,644,879)

===================================================================================
NET ASSETS:
-----------------------------------------------------------------------------------
Beginning of year                                  139,655,797       201,300,676
-----------------------------------------------------------------------------------
End of year                                       $173,653,639      $139,655,797
-----------------------------------------------------------------------------------

See Notes to Financial Statements.

P*I*C
SMALL CAP                     Notes to Financial Statements
PORTFOLIO                     October 31, 1998

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

      A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      B.    Federal  Income  Taxes.  The  Portfolio  intends to comply  with the
            requirements  of  the  Internal   Revenue  Code  applicable  to  it.
            Therefore, no federal income tax provision is required.

      C. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

      D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

P*I*C
SMALL CAP                     Notes to Financial Statements,
PORTFOLIO                     continued

================================================================================
3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICA also provide management services necessary for the operations of the Portfolio and furnish office facilities.

         PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average daily net assets. During the year ended October 31, 1998, PIC received $1,394,711 in fees from the Portfolio after deducting fees waived and expenses reimbursed of $24,020. ICA receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICA pursuant to the agreement totaled $177,341 for the year ended October 31, 1998.

      On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the year ended October 31, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, were $195,915,640 and $137,768,188, respectively. The cost of securities for federal income tax purposes was $170,578,021. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, were as follows:

P*I*C
SMALL CAP                     Notes to Financial Statements,
PORTFOLIO                     continued

================================================================================
            Unrealized appreciation                              $19,963,778
            Unrealized depreciation                              (10,597,560)
                                                                ------------
            Net unrealized appreciation                         $  9,366,218
                                                                ============

5 - SELECTED RATIO DATA

--------------------------------------------------------------------------------------------------------------
                                      Year            Year           Year            Year            Year
                                      ended           ended          ended           ended           ended
                                  Oct. 31, 1998   Oct. 31, 1997  Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets*
   Operating expenses                  1.00%           1.00%           1.00%           1.00%           1.00%
   Net investment loss                 (.68%)          (.49%)          (.59%)          (.51%)          (.49%)

Portfolio turnover rate               81.75%         151.52%          53.11%          45.45%          63.89%


*Net of expenses reimbursements equivalent to 0.01%, 0.01%, 0.01%, 0.07%, and 0.10% of average net assets, respectively.

P*I*C
SMALL CAP                     Independent Auditor's Report
PORTFOLIO

================================================================================
To the Board of Trustees of
         and the holders of Interests in,
         P*I*C Small Cap Portfolio

We have audited the accompanying statement of net assets of P*I*C Small Cap Portfolio as of October 31, 1998, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P*I*C Small Cap Portfolio as of October 31, 1998, the results of its operations, and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.

                                                     McGladrey & Pullen, LLP

New York, New York
December 3, 1998

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
Provident Inventment Counsel       Trustees and Officers
Small Cap Growth Fund

================================================================================

TRUSTEES AND OFFICERS - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee Emeritus
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President
Thad M. Brown, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - P*I*C SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Douglass B. Allen, President
Thad M. Brown, Vice President, Secretary and Treasurer

LEGAL COUNSEL - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Swidler, Berlin, Shereff, Friedman, LLP

LEGAL COUNSEL - P*I*C SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

36